Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

26. Subsequent events

On April 17, 2025, the Company and Alibaba entered into the Eighth Supplemental Agreement to the Convertible Loan Agreement, which extended the maturity date to June 30, 2026. The Company has made an undertaking to pay US$1.5 million no later than June 30, 2025 and another US$1.5 million immediately following the unfreezing of certain frozen bank accounts.